AMBRUS CORE BOND FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 43.2%
Communications — 2.0%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 545,507
Beignet Investor, LLC, 6.581%, 5/30/49(a)	2,000,000	2,045,542
Comcast Corp., 6.95%, 8/15/37	2,000,000	2,205,764
Discovery Global Holdings, Inc., 4.279%, 3/15/32	2,033,000	1,825,573
HUT 8 DC, LLC, 6.192%, 11/15/42(a)	2,000,000	2,030,103
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2, LLC, 5.70%, 4/15/36(a)	2,000,000	1,903,941
RD Michigan Property Owner I, LLC, 7.50%, 3/30/45(a)	1,000,000	997,942
		11,554,372
Consumer Discretionary — 6.5%
American Honda Finance Corp., 5.15%, 7/9/32	2,025,000	2,030,987
Brunswick Corp., 2.40%, 8/18/31	3,000,000	2,627,384
Darden Restaurants, Inc., 6.30%, 10/10/33	1,925,000	2,054,973
General Motors Financial Co., Inc., 4.922% (SOFR + 1.29%), 1/7/30(b)	1,500,000	1,511,367
Genuine Parts Co., 4.95%, 8/15/29	500,000	499,093
Genuine Parts Co., 1.875%, 11/1/30	500,000	436,745
Hasbro, Inc., 6.05%, 5/14/34	2,000,000	2,093,918
Hyatt Hotels Corp., 5.75%, 3/30/32	2,825,000	2,916,229
Hyundai Capital America, 5.30%, 6/24/29(a)	2,000,000	2,024,533
Hyundai Capital America, 5.40%, 1/8/31	1,000,000	1,017,733
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	1,977,754
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,419,507
LKQ Corp., 6.25%, 6/15/33	2,750,000	2,852,426
Nissan Motor Acceptance Co., LLC, 7.05%, 9/15/28	1,000,000	1,025,113
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,049,246
PVH Corp., 5.50%, 6/13/30	2,175,000	2,192,383
Stellantis Finance US, Inc., 5.625%, 1/12/28	1,000,000	1,008,761
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary — (Continued)
Stellantis Finance US, Inc., 6.45%, 3/18/35	$2,000,000	$ 1,970,146
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,949,767
Whirlpool Corp., 5.75%, 3/1/34	4,000,000	3,099,482
		37,757,547
Consumer Staple Products — 0.8%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,108,658
Campbell's Company (The), 5.40%, 3/21/34	2,000,000	1,974,230
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	694,297
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	515,248
		4,292,433
Energy — 2.0%
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,000,000	1,045,837
Devon Energy Corp., 5.20%, 9/15/34	1,500,000	1,504,102
Helmerich & Payne, Inc., 2.90%, 9/29/31	6,500,000	5,832,073
Valero Energy Corp., 6.625%, 6/15/37	3,000,000	3,303,986
		11,685,998
Financials — 13.2%
American Financial Group, Inc., 5.00%, 9/23/35	1,525,000	1,479,575
Apollo Debt Solutions BDC, 6.90%, 4/13/29	500,000	513,426
Ares Strategic Income Fund, 6.35%, 8/15/29	500,000	504,871
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31	1,000,000	967,374
Bank of America Corp., 5.518%, 10/25/35	5,000,000	5,031,968
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,002,610
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,532,896
Barings BDC, Inc., 7.00%, 2/15/29	500,000	508,141
Blackstone Private Credit Fund, 6.00%, 11/22/34	1,000,000	964,268

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Blue Owl Credit Income Corp., 6.60%, 9/15/29	$ 500,000	$ 503,565
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,738,046
Capital One Financial Corp., 7.964%, 11/2/34	2,000,000	2,304,329
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	2,000,000	2,015,674
Charles Schwab Corp. (The), 6.10%, 6/1/31	1,175,000	1,180,215
Citadel LP, 6.00%, 1/23/30	1,000,000	1,029,966
Citibank NA, 5.57%, 4/30/34	2,000,000	2,075,455
EQT AB, 5.85%, 5/8/35	2,000,000	2,013,641
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,022,595
FactSet Research Systems, Inc., 3.45%, 3/1/32	5,900,000	5,319,906
First National of Nebraska, Inc., 7.25%, 6/15/35(a)	1,000,000	1,034,936
Fiserv, Inc., 5.45%, 3/15/34	500,000	496,827
Franklin BSP Capital Corp., 7.20%, 6/15/29	500,000	512,147
FS KKR Capital Corp., 6.125%, 1/15/30	3,000,000	2,926,351
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,290,003
Goldman Sachs Group, Inc. (The), 5.488% (SOFR + 1.85%), 3/15/28(b)	500,000	504,364
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	999,287
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	4,000,000	4,371,696
Goldman Sachs Private Credit Corp., 5.875%, 1/31/31	1,000,000	988,981
Golub Capital BDC, Inc., 6.00%, 7/15/29	500,000	500,825
Hercules Capital, Inc., 5.35%, 2/10/29	500,000	495,606
HPS Corporate Lending Fund, 6.25%, 9/30/29	500,000	503,742
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	871,936
JPMorgan Chase & Co., 4.815% (SOFR + 1.18%), 2/24/28(b)	500,000	502,180
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
LPL Holdings, Inc., 6.00%, 5/20/34	$3,000,000	$ 3,073,565
Main Street Capital Corp., 6.95%, 3/1/29	500,000	514,390
MetLife, Inc., 5.85%, 3/15/56	3,400,000	3,355,105
Morgan Stanley Direct Lending Fund, 6.15%, 5/17/29	500,000	505,497
Northern Trust Corp., 3.375%, 5/8/32	919,000	907,885
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	1,000,000	994,515
OceanFirst Financial Corp., 6.375%, 11/15/35	2,000,000	1,991,270
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,298,491
Sixth Street Lending Partners, 6.50%, 3/11/29	500,000	510,796
Synchrony Financial, 2.875%, 10/28/31	3,325,000	2,937,519
T Rowe Price Oha Select Private Credit Fund, 6.50%, 7/2/31(a)	500,000	494,784
Toronto-Dominion Bank (The), 6.35%, 10/31/85	500,000	503,521
Truist Bank, 4.632%, 9/17/29	2,000,000	1,988,005
US Bancorp, 4.653%, 2/1/29	1,000,000	1,001,073
Wells Fargo & Co., 3.584%, 5/22/28	300,000	297,567
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,039,509
Western Alliance Bancorp, 5.917% (SOFR + 2.25%), 6/15/31	1,405,000	1,367,346
Zions Bancorp NA, 3.25%, 10/29/29	1,815,000	1,714,274
		76,202,514
Health Care — 2.8%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,000,000	3,704,105
Humana, Inc., 5.55%, 5/1/35	2,000,000	2,005,448
Humana, Inc., 4.95%, 10/1/44	2,000,000	1,752,014
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	992,062
Pfizer, Inc., 7.20%, 3/15/39	2,000,000	2,349,804
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,214,076

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
UnitedHealth Group, Inc., 3.50%, 8/15/39	$2,000,000	$ 1,651,415
Viatris, Inc., 3.85%, 6/22/40	1,700,000	1,340,463
		16,009,387
Industrials — 3.2%
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	5,213,658
Daimler Truck Finance North America, LLC, 5.625%, 1/13/35	2,000,000	2,040,636
J Paul Getty Trust (The), 4.905%, 4/1/35	4,000,000	4,025,840
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,075,000	1,110,822
Jacobs Solutions, Inc., 4.75%, 3/3/31	1,000,000	991,857
Paychex, Inc., 5.35%, 4/15/32	2,050,000	2,076,883
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,568,659
United Airlines Pass Through Trust, 5.875%, 10/15/27	622,308	630,071
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,028,634
		18,687,060
Materials — 3.2%
Albemarle Corp., 5.05%, 6/1/32	3,349,000	3,339,033
Dow Chemical Co. (The), 9.40%, 5/15/39	4,550,000	5,918,695
Dow Chemical Co. (The), 4.625%, 10/1/44	2,000,000	1,638,678
Huntsman International, LLC, 2.95%, 6/15/31	5,575,000	5,019,328
LYB International Finance BV, 5.25%, 7/15/43	2,000,000	1,771,405
Mosaic Global Holdings, Inc., 7.30%, 1/15/28	1,000,000	1,034,594
		18,721,733
Real Estate — 1.5%
Americold Realty Operating Partnership LP, REIT, 5.60%, 5/15/32	2,250,000	2,260,841
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	949,326
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,017,504
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — (Continued)
Kilroy Realty LP, REIT, 2.50%, 11/15/32	$3,700,000	$ 3,075,472
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,500,000	1,379,486
		8,682,629
Technology — 5.1%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,062,145
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	5,175,000	5,205,495
Concentrix Corp., 6.85%, 8/2/33	3,039,000	2,653,316
Foundry JV Holdco, LLC, 6.30%, 1/25/39(a)	6,000,000	6,391,968
Gartner, Inc., 3.75%, 10/1/30(a)	2,000,000	1,828,715
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,420,496
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,644,286
Oracle Corp., 3.60%, 4/1/40	4,000,000	2,924,424
Salesforce, Inc., 4.50%, 3/15/28	2,000,000	1,998,646
Salesforce, Inc., 5.20%, 3/15/33	2,400,000	2,407,432
		29,536,923
Utilities — 2.9%
AES Corp. (The), 5.80%, 3/15/32	3,275,000	3,322,404
AES Corp. (The), 6.95%, 7/15/55	3,000,000	2,964,051
Dominion Energy, Inc., 6.625%, 5/15/55	3,575,000	3,686,061
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,092,464
Public Service Enterprise Group, Inc., 8.625%, 4/15/31	76,000	85,894
Southern California Edison Co., 4.95%, 9/15/31	2,400,000	2,396,954
Southern California Gas Co., 5.05%, 9/1/34	1,500,000	1,504,186
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	508,328
		16,560,342
TOTAL CORPORATE BONDS (Cost $246,128,548)		249,690,938
U.S. TREASURY OBLIGATIONS — 36.0%
United States Treasury Bonds, 3.75%, 11/15/43	12,165,000	10,557,889
United States Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,414,210	1,012,124

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
United States Treasury Notes,
0.50%, 10/31/27	$137,319,000	$130,906,310
4.375%, 12/31/29	11,905,000	11,988,707
1.375%, 11/15/31	10,000,000	8,646,094
4.125%, 11/30/31	22,500,000	22,404,639
3.50%, 2/15/33	24,000,000	22,929,844
U.S. TREASURY OBLIGATIONS (Cost $209,126,780)		208,445,607
	Par Value/ Shares
PREFERREDS — 8.0%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27(c)	2,050,000	2,050,929
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	2,000,000	2,077,216
Financials — 7.3%
Bank of America Corp., 6.625%, 5/1/30	3,700,000	3,817,708
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,625,000	1,624,105
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(c)	13,500	340,335
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,120
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(c)	1,000,000	1,003,880
Citigroup, Inc., 7.625%, 11/15/28(c)	2,150,000	2,235,454
Citigroup, Inc., 6.75%, 2/15/30	2,835,000	2,876,972
Citigroup, Inc., 6.875%, 8/15/30(c)	3,400,000	3,482,222
Citigroup, Inc., 6.625%, 2/15/31	3,110,000	3,169,883
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,378,537
KKR & Co., Inc., 6.875%, 6/1/65	100,000	2,426,000
M&T Bank Corp., 6.35%, 12/15/30(c)	150,450	3,684,520
Morgan Stanley, 6.875%, 10/15/26(c)	39,395	988,815
Northern Trust Corp., 4.60%, 10/1/26(c)	1,550,000	1,553,303
State Street Corp., 5.35%, 9/15/26(c)	20,000	429,800
State Street Corp., 6.70%, 9/15/29	1,000,000	1,035,473
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
State Street Corp., 6.45%, 9/15/30	$2,800,000	$ 2,864,761
Sumisho Air Lease Corp., 8.256%, 9/15/26(c)	1,000,000	1,008,327
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,651,459
		42,115,674
TOTAL PREFERREDS (Cost $45,217,682)		46,243,819
	Par Value
ASSET-BACKED SECURITIES — 5.6%
Fannie Mae Pool, 6.00%, 5/1/53	580,537	599,663
Fannie Mae Pool, 7.00%, 7/1/54	1,981,657	2,097,071
Fannie Mae Pool, 6.00%, 8/1/54	3,560,646	3,660,678
Freddie Mac Pool, 6.50%, 12/1/53	3,278,693	3,413,562
Freddie Mac Pool, 6.00%, 6/1/54	5,637,300	5,771,239
Freddie Mac Pool, 7.00%, 7/1/54	1,396,771	1,487,300
Freddie Mac Pool, 6.50%, 9/1/55	3,229,694	3,344,542
Ginnie Mae II Pool, 7.00%, 4/20/54	2,819,786	2,936,046
Ginnie Mae II Pool, 6.50%, 7/20/54	4,195,405	4,352,270
Ginnie Mae II Pool, 6.00%, 2/20/55	4,444,094	4,553,231
TOTAL ASSET-BACKED SECURITIES (Cost $31,795,152)		32,215,602
MUNICIPAL BONDS — 1.9%
California — 1.2%
California Municipal Finance Authority Revenue, OID, Callable 02/20/33 at 100, 6.625%, 8/20/33(a)(d)	5,000,000	4,963,335
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	2,000,000	2,049,756
		7,013,091

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — 0.4%
Chicago GO, Series A, 6.226%, 1/1/32	$1,500,000	$ 1,533,327
Chicago GO, Series B, 6.226%, 1/1/32	1,000,000	1,012,829
		2,546,156
Maryland — 0.1%
Maryland Economic Development Corp. Revenue, OID, Callable 06/01/29 at 100, 4.25%, 6/1/32	780,000	737,188
Michigan — 0.2%
Detroit GO, Series B, 3.11%, 4/1/28	1,000,000	971,431
TOTAL MUNICIPAL BONDS (Cost $11,273,111)		11,267,866
	Number of Shares
EXCHANGE-TRADED FUNDS — 4.9%
iShares 0-5 Year TIPS Bond ETF	150,000	15,324,000
State Street SPDR Portfolio High Yield Bond ETF	320,000	7,500,800
Pimco Senior Loan Active ETF	116,364	5,737,909
TOTAL EXCHANGE-TRADED FUNDS (Cost $28,237,348)		28,562,709
SHORT-TERM INVESTMENT — 1.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(e)	5,835,699	5,835,699

TOTAL SHORT-TERM INVESTMENT (Cost $5,835,699)		5,835,699

TOTAL INVESTMENTS - 100.6% (Cost $577,614,320)		582,262,240
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(3,705,478)
NET ASSETS - 100.0%		$578,556,762

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2026, these securities amounted to $23,715,799 or 4.10% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Non-voting shares.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Rate disclosed is the 7-day yield at June 30, 2026.
ETF	Exchange-Traded Fund
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depository Receipt
TIPS	Treasury Inflation-Protected Securities

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 89.0%
California — 80.2%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,001,896
Alhambra Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	705,000	758,795
Anaheim Housing & Public Improvements Authority Revenue, Series A, Callable 10/01/30 at 100, 5.00%, 10/1/44	235,000	249,120
Anaheim Housing & Public Improvements Authority Revenue, Series A, Callable 10/01/30 at 100, 5.50%, 10/1/55	3,605,000	3,803,647
Anaheim Housing & Public Improvements Authority Revenue, Series B, Refunding, Callable 10/01/30 at 100, 5.25%, 10/1/47	1,785,000	1,884,781
Antioch Unified School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/42, (AG Insured)	650,000	705,953
Antioch Unified School District GO, Series B, OID, Callable 07/31/26 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	635,033
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AG Insured)	700,000	773,816
Azusa, Callable 09/01/28 at 100, 5.00%, 9/1/44, (AG Insured)	2,070,000	2,128,287
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 07/31/26 at 100, 3.00%, 10/1/27	25,000	25,005
Brea Water Utility Revenue, Refunding, Callable 07/01/29 at 100, 3.00%, 7/1/38	800,000	742,044
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	$ 625,000	$ 626,185
California Community Choice Financing Authority Revenue, Callable 10/01/30 at 101, 5.25%, 1/1/54(a)	3,725,000	3,946,184
California Community Choice Financing Authority Revenue, Series A, Callable 02/01/35 at 100, 5.00%, 1/1/56(a)	1,135,000	1,171,331
California Community Choice Financing Authority Revenue, Series B, Callable 12/01/35 at 100, 5.00%, 3/1/36	4,025,000	4,200,856
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	3,755,000	3,814,024
California Community Choice Financing Authority Revenue, Series C, 5.00%, 2/1/34	1,195,000	1,281,797
California Community Choice Financing Authority Revenue, Series E, Callable 02/01/35 at 100, 5.00%, 10/1/56(a)	4,230,000	4,579,613
California Community Choice Financing Authority Revenue, Series E, Callable 04/01/35 at 100, 5.00%, 7/1/35	4,925,000	5,425,802
California Community Choice Financing Authority Revenue, Series E-1, Callable 12/01/30 at 100, 5.00%, 2/1/54(a)	1,775,000	1,883,824

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(a)	$4,525,000	$ 4,808,013
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/33 at 100, 5.00%, 11/1/33	1,430,000	1,551,654
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(a)	2,000,000	2,115,528
California Community Choice Financing Authority Revenue, Series G, Callable 09/01/35 at 100, 5.00%, 12/1/35	2,500,000	2,719,699
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(a)	4,375,000	4,571,952
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(a)	2,000,000	2,166,525
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(a)	3,000,000	3,084,874
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	3,230,000	3,275,365
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	70,382
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/53	$5,205,000	$ 5,223,273
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/42	495,000	497,407
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/47	25,000	25,029
California Educational Facilities Authority Revenue, Series U-7, 5.00%, 6/1/46	100,000	118,498
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,193,148
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	221,109
California Health Facilities Financing Authority Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/49	1,600,000	1,603,218
California Health Facilities Financing Authority Revenue, Refunding, Callable 07/31/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,011
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	255,692
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,392

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 11/1/49	$2,840,000	$ 3,011,349
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/34	175,000	192,921
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,104,600
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	885,000	948,655
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,609,138
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	410,994
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 07/31/26 at 100, 4.00%, 10/1/28	100,000	100,074
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	3,028,543
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,195,600
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Housing Finance Agency Revenue, Series 1, Callable 07/01/28 at 100, 2.95%, 11/1/56(a)	$1,150,000	$ 1,152,371
California Housing Finance Agency Revenue, Series D, Callable 11/01/28 at 100, 2.75%, 11/1/29(a)	1,200,000	1,195,382
California Housing Finance Agency Revenue, Series JJ, Callable 05/01/28 at 100, 2.90%, 5/1/47, (HUD SECT 8 Insured)(a)	1,100,000	1,101,020
California Housing Finance Agency Revenue, Series LL, Callable 01/01/29 at 100, 2.95%, 6/1/46(a)	350,000	350,584
California Infrastructure & Economic Development Bank Revenue, 5.00%, 11/1/31	900,000	994,498
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,153,592
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	2,875,000	3,003,675
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	4,555,000	4,696,003
California Infrastructure & Economic Development Bank Revenue, Callable 10/01/32 at 100, 5.00%, 10/1/47	945,000	1,010,188
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,170

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Infrastructure & Economic Development Bank Revenue, Series A, Refunding, Callable 08/01/28 at 100, 3.25%, 8/1/29	$ 250,000	$ 251,856
California Infrastructure & Economic Development Bank Revenue, Series B, Callable 11/01/34 at 100, 5.00%, 11/1/54	850,000	870,814
California Municipal Finance Authority, 4.00%, 9/1/30	95,000	94,969
California Municipal Finance Authority, 5.00%, 6/1/33	420,000	460,144
California Municipal Finance Authority Revenue, Callable 03/01/28 at 100, 2.50%, 3/1/46(a)	1,200,000	1,184,954
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	470,000	517,103
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	758,988
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,100,000	1,143,724
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	518,570
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,024,886
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Series A, 5.00%, 2/1/31	$ 420,000	$ 447,293
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(a)	1,250,000	1,251,386
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,095,000	1,113,344
California Municipal Finance Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	500,000	519,766
California Municipal Finance Authority Revenue, Series B, Callable 06/30/30 at 100, 5.00%, 6/30/32	550,000	592,539
California Municipal Finance Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/42	2,040,000	2,048,328
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,940,000	3,002,440
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 07/21/26 at 100, 4.00%, 10/1/40	1,125,000	1,125,132
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,150,000	3,344,051
California School Finance Authority Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/42(b)	125,000	125,596

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California School Finance Authority Revenue, Series A, Callable 07/01/27 at 100, 5.00%, 7/1/37(b)	$ 25,000	$ 25,198
California State GO, 5.00%, 8/1/26	4,120,000	4,128,793
California State GO, 7.50%, 4/1/34	3,450,000	3,926,108
California State GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	235,215
California State GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,735,000	1,841,418
California State GO, Refunding, 4.35%, 11/1/32	8,000,000	7,919,101
California State GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,805,000	2,934,136
California State GO, Refunding, Callable 04/01/33 at 100, 5.00%, 10/1/42	305,000	336,229
California State GO, Refunding, Callable 04/01/33 at 100, 5.25%, 10/1/45	1,975,000	2,179,291
California State GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	250,381
California State GO, Refunding, Callable 09/01/32 at 100, 5.25%, 9/1/47	180,000	194,411
California State GO, Series C, Refunding, Callable 11/01/32 at 100, 5.00%, 11/1/42	450,000	493,518
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,783,281
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	531,751
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State Public Works Board Revenue, Series A, Callable 04/01/34 at 100, 5.00%, 4/1/40	$ 755,000	$ 847,209
California State Public Works Board Revenue, Series A, Callable 09/01/35 at 100, 5.00%, 9/1/46	400,000	437,776
California State Public Works Board Revenue, Series C, 5.00%, 11/1/26	900,000	907,662
California State Public Works Board Revenue, Series C, 5.00%, 11/1/27	900,000	932,763
California State University Revenue, Series A, Callable 11/01/33 at 100, 5.25%, 11/1/48	230,000	249,509
California State University Revenue, Series A, Callable 11/01/34 at 100, 5.00%, 11/1/43	755,000	843,443
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,910,000	1,987,282
California State University Revenue, Series A, Unrefunded portion, Callable 07/31/26 at 100, 5.00%, 11/1/43	25,000	25,030
California State University Revenue, Series A, Unrefunded portion, Callable 07/31/26 at 100, 5.00%, 11/1/47	10,000	10,008
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/27	15,000	15,328
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/28	40,000	41,508

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/29	$ 45,000	$ 47,145
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/30	55,000	58,112
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/31	55,000	58,621
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/32	60,000	64,173
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/33	75,000	80,776
California Statewide Communities Development Authority, Series 2, 5.00%, 9/2/34	70,000	75,600
California Statewide Communities Development Authority, Series 2T, Callable 09/02/36 at 100, 7.00%, 9/2/46	100,000	100,656
California Statewide Communities Development Authority Revenue, Callable 01/01/28 at 100, 5.00%, 1/1/48	5,485,000	5,576,915
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	308,193
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	103,280
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	$ 160,000	$ 164,459
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 07/21/26 at 100, 4.125%, 3/1/34	1,015,000	1,015,220
Campbell Union High School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/45	825,000	911,180
Campbell Union High School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/46	1,000,000	1,094,421
Central Valley Energy Authority Revenue, Callable 05/01/34 at 100, 5.00%, 8/1/34	1,000,000	1,072,593
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	580,837
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	149,019
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	3,630,000	3,720,308
City & County of San Francisco GO, Series C, 6.26%, 6/15/30	4,150,000	4,326,665
City & County of San Francisco Revenue, Series 2, Callable 08/01/28 at 100, 3.35%, 8/1/29(a)	1,015,000	1,027,892
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	53,814

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	$ 100,000	$ 105,422
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	597,779
Coachella Valley Unified School District, OID, Refunding, Callable 07/21/26 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,027
Coachella Valley Unified School District GO, OID, Refunding, Callable 07/21/26 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,004
Colton Joint Unified School District GO, Series A, Callable 08/01/34 at 100, 5.00%, 8/1/44, (BAM Insured)	1,325,000	1,462,270
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	141,507
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	734,378
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	39,159
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	108,084
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	196,310
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	446,813
Downey Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.00%, 8/1/42, (AG Insured)	25,000	17,693
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	$ 50,000	$ 48,435
East Side Union High School District GO, Series B, OID, Callable 08/01/27 at 100, 3.00%, 8/1/36, (AG Insured)	1,020,000	979,433
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/27	70,000	70,819
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/28	75,000	76,329
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/29	75,000	76,498
Eastern Municipal Water District Community Facilities District, 4.00%, 9/1/30	75,000	76,505
Eastside Union School District GO, Series A, Callable 08/01/33 at 100, 5.50%, 8/1/48, (BAM Insured)	1,450,000	1,596,919
El Rancho Unified School District GO, Series D, Callable 08/01/33 at 100, 5.75%, 8/1/48, (BAM Insured)	235,000	262,731
El Rancho Unified School District GO, Series E, OID, 0.00%, 8/1/34, (AG Insured)(c)	3,935,000	3,050,915
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AG Insured)	1,175,000	1,184,169
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 07/21/26 at 100, 4.00%, 10/1/40	545,000	543,058

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	$1,500,000	$ 1,506,220
Fontana Redevelopment Agency Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	695,000	712,138
Fremont Unified School District/Alameda County GO, Series B, Callable 07/21/26 at 100, 4.00%, 8/1/40	1,875,000	1,875,212
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	780,000	761,941
Fresno Unified School District GO, Series D, Callable 08/01/34 at 100, 5.00%, 8/1/41	235,000	263,859
Fresno Unified School District GO, Series D, Callable 08/01/34 at 100, 5.00%, 8/1/42	500,000	558,551
Fresno Unified School District GO, Series D, Callable 08/01/34 at 100, 5.00%, 8/1/43	300,000	333,333
Fresno Unified School District GO, Series D, Callable 08/01/34 at 100, 5.00%, 8/1/44	710,000	782,506
Fresno Unified School District GO, Series D, Callable 08/01/34 at 100, 5.00%, 8/1/45	650,000	709,771
Fresno Unified School District GO, Series D, Callable 08/01/34 at 100, 5.00%, 8/1/46	430,000	465,574
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Gavilan Joint Community College District GO, Series C, Callable 08/01/32 at 100, 5.00%, 8/1/48	$1,725,000	$ 1,812,742
Glendale Water Revenue, OID, Callable 07/31/26 at 100, 3.50%, 2/1/42	135,000	122,325
Golden State Tobacco Securitization Corp. Revenue, Refunding, Callable 12/01/31 at 100, 5.00%, 6/1/51	2,000,000	2,007,245
Golden State Tobacco Securitization Corp. Revenue, Series A1, Refunding, 2.687%, 6/1/30	305,000	280,618
Golden State Tobacco Securitization Corp. Revenue, Series A1, Refunding, 2.787%, 6/1/31	2,875,000	2,595,365
Goleta Union School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	570,000	613,494
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/47	1,435,000	1,457,170
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,012,782
Hesperia Public Financing Authority Revenue, OID, Callable 07/31/26 at 100, 3.625%, 10/1/42	225,000	213,491
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AG Insured)	920,000	979,787
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	934,858
Inglewood Unified School District GO, Refunding, 5.00%, 8/1/36, (BAM Insured)	635,000	742,651

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	$1,505,000	$ 1,507,854
Irvine, Refunding, 5.00%, 9/1/27, (BAM Insured)(d)	150,000	154,533
Irvine, Refunding, 5.00%, 9/1/28, (BAM Insured)(d)	100,000	105,544
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,841,477
Irvine Facilities Financing Authority Revenue, Callable 07/21/26 at 100, 5.00%, 5/1/29	900,000	902,563
Irvine Facilities Financing Authority Revenue, Callable 07/21/26 at 100, 5.25%, 5/1/43	2,275,000	2,279,940
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,003,362
Irvine Unified School District Financing Authority, Refunding, 5.00%, 9/1/35, (BAM Insured)	100,000	115,704
Irvine Unified School District Financing Authority, Refunding, 5.00%, 9/1/36, (BAM Insured)	450,000	524,763
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	99,066
Laguna Beach, Callable 09/02/32 at 103, 5.00%, 9/2/35	100,000	108,712
Laguna Beach, Callable 09/02/32 at 103, 5.00%, 9/2/36	55,000	59,669
Laguna Beach, Callable 09/02/32 at 103, 5.00%, 9/2/41	275,000	290,743
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Laguna Beach, Callable 09/02/32 at 103, 5.00%, 9/2/46	$ 275,000	$ 284,152
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	3,000,000	3,144,437
Lancaster Redevelopment Agency Successor Agency, OID, Refunding, Callable 08/01/26 at 100, 3.50%, 8/1/33, (AG Insured)	470,000	463,568
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	365,844
Long Beach Harbor Revenue, Series A, Callable 05/15/29 at 100, 5.00%, 5/15/44	500,000	525,285
Long Beach Marina System Revenue, Refunding, Callable 05/15/35 at 100, 5.00%, 5/15/40	1,060,000	1,179,027
Los Angeles County Development Authority Revenue, Series C, Callable 09/01/28 at 100, 3.35%, 9/1/59(a)	1,123,000	1,133,803
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,082,726
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 07/31/26 at 100, 5.00%, 12/1/32	150,000	150,392
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	441,907

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Schools Regionalized Business Services Corp., Series A3, OID, Refunding, Callable 07/31/26 at 100, 3.75%, 9/1/26, (AG Insured)	$ 10,000	$ 10,007
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,096,008
Los Angeles Department of Airports Revenue, Series B, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/48	395,000	412,353
Los Angeles Department of Airports Revenue, Series E, Callable 11/15/28 at 100, 5.00%, 5/15/49	250,000	255,420
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	3,090,000	3,101,479
Los Angeles Department of Water & Power Revenue, Series B, Refunding, Callable 01/01/27 at 100, 5.25%, 7/1/39	2,200,000	2,217,867
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	3,250,000	3,268,880
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/42	1,045,000	1,122,445
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/49	540,000	561,306
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Water System Revenue, Series D, Refunding, Callable 07/01/32 at 100, 5.00%, 7/1/39	$ 795,000	$ 854,737
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,247,701	1,258,874
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 07/31/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,005
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	1,771,807	1,787,674
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(a)	1,000,000	1,005,902
Los Angeles Municipal Improvement Corp. Revenue, Series B, Refunding, Callable 11/01/26 at 100, 5.00%, 11/1/36	420,000	422,418
Los Angeles Unified School District GO, Series A, Callable 07/31/26 at 100, 4.00%, 7/1/40	3,000,000	3,000,025
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/31/26 at 100, 3.00%, 7/1/31	270,000	268,624
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/31/26 at 100, 3.00%, 7/1/32	1,220,000	1,208,396
Los Angeles Unified School District GO, Series B1, Callable 01/01/28 at 100, 5.25%, 7/1/42	2,270,000	2,340,830

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Banos Unified School District GO, Callable 08/01/33 at 100, 5.25%, 8/1/49	$ 690,000	$ 737,877
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	735,000	760,314
Marin Healthcare District GO, Callable 07/31/26 at 100, 4.00%, 8/1/40	1,000,000	999,954
McKinleyville Community Service District, Series A, 5.00%, 8/1/28(d)	70,000	73,381
McKinleyville Community Service District, Series A, 5.00%, 8/1/31, (AG Insured)(d)	80,000	88,424
McKinleyville Community Service District, Series A, 5.00%, 8/1/32, (AG Insured)(d)	55,000	61,569
McKinleyville Community Service District, Series A, 5.00%, 8/1/33, (AG Insured)(d)	90,000	102,068
McKinleyville Community Service District, Series A, 5.00%, 8/1/34, (AG Insured)(d)	95,000	108,938
McKinleyville Community Service District, Series A, 5.00%, 8/1/35, (AG Insured)(d)	25,000	28,924
McKinleyville Community Service District, Series A, 5.00%, 8/1/36, (AG Insured)(d)	50,000	58,178
McKinleyville Community Service District, Series A, Callable 08/01/36 at 100, 5.00%, 8/1/41, (AG Insured)(d)	295,000	332,536
McKinleyville Community Service District, Series A, Callable 08/01/36 at 100, 5.00%, 8/1/46, (AG Insured)(d)	380,000	412,486
McKinleyville Community Service District, Series A, Callable 08/01/36 at 100, 5.00%, 8/1/51, (AG Insured)(d)	325,000	345,573
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
McKinleyville Community Service District, Series A, Callable 08/01/36 at 100, 5.00%, 8/1/56, (AG Insured)(d)	$ 335,000	$ 351,608
McKinleyville Community Service District, Series B, 5.00%, 9/15/27(d)	55,000	56,546
McKinleyville Community Service District, Series B, 5.00%, 9/15/28(d)	60,000	63,049
McKinleyville Community Service District, Series B, 5.00%, 9/15/29, (AG Insured)(d)	60,000	64,349
McKinleyville Community Service District, Series B, 5.00%, 9/15/30, (AG Insured)(d)	65,000	70,874
McKinleyville Community Service District, Series B, 5.00%, 9/15/31, (AG Insured)(d)	70,000	77,507
McKinleyville Community Service District, Series B, 5.00%, 9/15/32, (AG Insured)(d)	70,000	78,479
McKinleyville Community Service District, Series B, 5.00%, 9/15/33, (AG Insured)(d)	75,000	85,163
McKinleyville Community Service District, Series B, 5.00%, 9/15/34, (AG Insured)(d)	80,000	91,835
McKinleyville Community Service District, Series B, 5.00%, 9/15/35, (AG Insured)(d)	40,000	46,313
McKinleyville Community Service District, Series B, 5.00%, 9/15/36, (AG Insured)(d)	45,000	52,384
McKinleyville Community Service District, Series B, Callable 09/15/36 at 100, 5.00%, 9/15/41, (AG Insured)(d)	250,000	282,126
McKinleyville Community Service District, Series B, Callable 09/15/36 at 100, 5.00%, 9/15/46, (AG Insured)(d)	325,000	353,049
McKinleyville Community Service District, Series B, Callable 09/15/36 at 100, 5.00%, 9/15/51, (AG Insured)(d)	280,000	297,888

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
McKinleyville Community Service District, Series B, Callable 09/15/36 at 100, 5.00%, 9/15/56, (AG Insured)(d)	$ 440,000	$ 462,010
Menlo Park City School District GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	1,410,000	1,538,966
Modesto Irrigation District Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/33	315,000	316,917
Modesto Irrigation District Revenue, Series A, Callable 10/01/33 at 100, 5.25%, 10/1/48	550,000	598,694
Montebello Public Financing Authority Revenue, Series A, Callable 07/21/26 at 100, 5.00%, 6/1/46	1,175,000	1,175,518
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,092,023
Moreno Valley Community Redevelopment Agency, OID, Refunding, Callable 08/01/27 at 100, 3.00%, 8/1/34	1,005,000	973,629
Mountain View-Whisman School District GO, Series B, Callable 09/01/26 at 100, 3.375%, 9/1/34	1,015,000	1,016,251
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	4,000,000	4,827,034
Municipal Improvement Corp. of Los Angeles Revenue, Series A, CAB, Refunding, Callable 11/01/33 at 100, 5.00%, 5/1/43	375,000	409,142
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Norco Community Redevelopment Agency Successor Agency, OID, Refunding, Callable 07/31/26 at 100, 3.25%, 3/1/28, (BAM Insured)	$ 620,000	$ 620,066
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	763,436
Northern California Transmission Agency Revenue, Series A, Refunding, 5.00%, 5/1/27	1,835,000	1,875,375
Norwalk-La Mirada Unified School District GO, Series G, Callable 08/01/35 at 100, 5.00%, 8/1/44	75,000	83,342
Norwalk-La Mirada Unified School District GO, Series G, Callable 08/01/35 at 100, 5.00%, 8/1/45	75,000	82,617
Norwalk-La Mirada Unified School District GO, Series G, Callable 08/01/35 at 100, 5.00%, 8/1/46	100,000	109,133
Oakdale Joint Unified School District GO, Series A, OID, Callable 08/01/35 at 100, 4.75%, 8/1/54	25,000	25,477
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,102,086
Orange County Community Facilities District, Series A, 5.00%, 8/15/27	35,000	35,785
Orange County Community Facilities District, Series A, 5.00%, 8/15/28	55,000	57,058
Orange County Community Facilities District, Series A, 5.00%, 8/15/29	80,000	83,838

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Orange County Community Facilities District, Series A, 5.00%, 8/15/30	$ 75,000	$ 79,149
Orange County Community Facilities District, Series A, 5.00%, 8/15/31	50,000	52,961
Orange County Community Facilities District, Series A, 5.00%, 8/15/32	150,000	159,378
Orange County Community Facilities District, Series A, 5.00%, 8/15/33	100,000	106,908
Orange County Community Facilities District, Series A, Callable 08/15/33 at 103, 5.00%, 8/15/34	150,000	161,007
Orange County Community Facilities District, Series A, Callable 08/15/33 at 103, 5.00%, 8/15/35	200,000	215,290
Orange County Community Facilities District, Series A, Callable 08/15/33 at 103, 5.00%, 8/15/36	200,000	215,481
Orange County Community Facilities District, Series A, Callable 08/15/33 at 103, 5.00%, 8/15/56	25,000	25,507
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AG Insured)	330,000	265,392
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,028,957
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	189,136
Pasadena Area Community College District GO, Series A-1, Refunding, Callable 08/01/32 at 100, 5.00%, 8/1/48	205,000	216,559
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Patterson Joint Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/37, (BAM Insured)	$2,470,000	$ 2,474,683
Perris Public Financing Authority, Series B, OID, Refunding, Callable 07/31/26 at 100, 3.75%, 10/1/31	1,620,000	1,620,532
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	345,254
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AG Insured)	100,000	100,355
Pittsburg Unified School District Financing Authority Revenue, Callable 09/01/28 at 100, 5.00%, 9/1/47, (AG Insured)	630,000	645,758
Pomona Revenue, Series BE, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47	585,000	590,237
Poway Unified School District Public Financing Authority, Series A, Refunding, Callable 09/01/32 at 100, 5.00%, 9/1/36	700,000	780,619
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/35	750,000	816,748
Poway Unified School District Public Financing Authority, Series B, Refunding, Callable 09/01/30 at 100, 5.00%, 9/1/36	215,000	233,090
Rancho Cordova, 5.00%, 9/1/27	50,000	51,165
Rancho Cordova, 5.00%, 9/1/28	65,000	67,503
Rancho Cordova, 5.00%, 9/1/29	80,000	84,007

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Rancho Cordova, 5.00%, 9/1/31	$ 115,000	$ 121,847
Rancho Cordova, 5.00%, 9/1/32	135,000	143,777
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/33	155,000	166,634
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/34	180,000	194,270
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/35	205,000	221,326
Rancho Cordova, Callable 09/01/32 at 103, 5.00%, 9/1/36	115,000	123,351
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/42, (BAM Insured)	225,000	248,195
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/43, (BAM Insured)	200,000	219,036
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/44, (BAM Insured)	175,000	190,467
Rancho Cordova, Refunding, Callable 09/01/35 at 100, 5.00%, 9/1/45, (BAM Insured)	30,000	32,320
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/35	745,000	746,391
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/47	2,050,000	2,170,947
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AG Insured)	3,370,000	3,617,571
Riverside Community College District, Callable 07/21/26 at 100, 5.00%, 6/1/37	210,000	210,252
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 07/21/26 at 100, 5.00%, 6/1/38	$ 255,000	$ 255,282
Riverside Community College District, Callable 07/21/26 at 100, 5.00%, 6/1/39	325,000	325,345
Riverside Community College District, Callable 07/21/26 at 100, 5.25%, 6/1/43	1,670,000	1,671,688
Riverside Community College District, Callable 07/21/26 at 100, 5.25%, 6/1/49	2,000,000	2,001,445
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	502,979
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41, (BAM Insured)	1,090,000	1,093,314
Riverside Electric Revenue, 7.455%, 10/1/30	2,065,000	2,167,810
Riverside Unified School District, OID, Callable 09/01/31 at 103, 5.00%, 9/1/45	415,000	431,201
Robla School District GO, Series A, Callable 08/01/27 at 100, 5.00%, 8/1/44, (AG Insured)	800,000	813,085
Roseville Joint Union High School District GO, Series C, Callable 02/01/27 at 100, 5.00%, 8/1/46	2,425,000	2,459,829
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	506,749

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento City Financing Authority, Series A, CAB, OID, 0.00%, 12/1/30, (NATL Insured)(c)	$1,475,000	$ 1,303,199
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,058,073
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	500,000	500,000
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/36	2,170,000	2,257,983
Sacramento Transient Occupancy Tax Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/48	5,565,000	5,692,166
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	680,000	701,802
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	3,175,000	3,246,370
San City & County Francisco, CAB, Refunding, Callable 04/01/27 at 100, 3.00%, 4/1/30	1,705,000	1,706,772
San Diego Association of Governments South Bay Expressway Revenue, Series A, Senior Series, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,033,867
San Diego County, Callable 10/01/33 at 100, 5.00%, 10/1/48	550,000	587,939
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	$1,530,000	$ 1,622,105
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,223,100
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	3,220,000	3,334,845
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,048,702
San Diego Unified School District GO, Series K-2, OID, CAB, Callable 07/01/27 at 77, 0.00%, 7/1/34(c)	2,750,000	2,048,835
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,793,399
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	6,675,000	6,849,905
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/36 at 100, 5.25%, 5/1/46	3,120,000	3,504,180

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/50	$2,025,000	$ 2,073,581
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 07/31/26 at 100, 4.00%, 10/1/39	1,875,000	1,875,062
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 07/31/26 at 100, 4.00%, 10/1/40	500,000	499,988
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Refunding, Callable 07/31/26 at 100, 4.00%, 10/1/46	2,650,000	2,581,181
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	150,213
San Francisco City & County Redevelopment Agency Successor Agency, Series B, Callable 08/01/33 at 100, 5.00%, 8/1/48, (AG Insured)	1,940,000	2,069,504
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/33 at 100, 5.25%, 11/1/48	4,855,000	5,270,025
San Jose Revenue, Series C, Callable 04/01/35 at 100, 3.90%, 10/1/35, (FNMA COLL Insured)	2,975,000	3,042,049
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	$2,250,000	$ 2,325,020
San Mateo Union High School District GO, Series D, Callable 09/01/33 at 100, 5.00%, 9/1/43	975,000	1,083,783
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AG Insured)	1,900,000	1,971,689
Santa Clara Unified School District GO, Callable 07/31/26 at 100, 3.00%, 7/1/35	1,150,000	1,131,198
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/50	765,000	792,946
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,707
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/32	210,000	230,315
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/33	220,000	240,923
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/34	230,000	251,417
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/35	245,000	267,077
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/36	170,000	184,817
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/37	270,000	292,370

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/38	$ 185,000	$ 199,741
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/39	295,000	317,282
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/40	315,000	337,677
Santa County Cruz Revenue, CAB, Callable 04/01/31 at 100, 5.00%, 4/1/41	170,000	181,681
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	586,191
Santa Monica Community College District GO, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	800,000	827,225
Santa Monica Public Financing Authority Revenue, Callable 07/01/27 at 100, 5.00%, 7/1/42	3,690,000	3,753,585
Santa Monica-Malibu Unified School District GO, Series A, Callable 08/01/33 at 100, 5.00%, 8/1/50	2,175,000	2,311,733
Santa Rita Union Elementary School District Sch Facs Improvement Dist No 2022-1 GO, Series A, Callable 08/01/33 at 100, 5.00%, 8/1/48	1,050,000	1,122,349
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	430,000	454,259
Selma Unified School District GO, Series B, Callable 08/01/33 at 100, 5.00%, 8/1/49, (BAM Insured)	605,000	637,281
South Tahoe Public Utility District Water Revenue, Callable 08/01/34 at 100, 5.00%, 8/1/54	50,000	52,676
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Southern California Public Power Authority Revenue, Series A, 5.25%, 11/1/27	$ 380,000	$ 390,816
Southern California Water Replenishment District Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/48	250,000	256,362
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,119,476
Sweetwater Union High School District, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 9/1/29, (BAM Insured)	710,000	710,974
Sweetwater Union High School District GO, Refunding, Callable 07/31/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,500,036
Tobacco Securitization Authority of Southern California Revenue, Refunding, Callable 12/01/29 at 100, 5.00%, 6/1/35	250,000	266,264
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	546,858
Tracy Community Facilities District, Callable 09/01/35 at 100, 5.00%, 9/1/54, (BAM Insured)	200,000	213,260
Tracy Public Financing Authority Revenue, Refunding, 5.00%, 12/1/36	215,000	252,435
Turlock Irrigation District Revenue, Refunding, Callable 01/01/30 at 100, 5.00%, 1/1/41	195,000	205,812
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	800,000	827,044

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/48	$1,985,000	$ 2,032,710
University of California Revenue, Series BS, Refunding, Callable 05/15/34 at 100, 5.00%, 5/15/40	440,000	489,688
University of California Revenue, Series CD, Callable 11/15/35 at 100, 5.50%, 5/15/40	750,000	881,709
University of California Revenue, Series CF, Refunding, Callable 05/15/36 at 100, 5.00%, 11/15/46	445,000	490,480
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,645,738
University of California Revenue, Series Q, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/46	3,835,000	4,046,294
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	786,488
Victor Valley Transit Authority, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/30	20,000	20,043
Vista Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/48, (BAM Insured)	290,000	309,108
Washington Township Health Care District GO, Series B, OID, Callable 07/21/26 at 100, 5.00%, 8/1/43	30,000	30,014
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	90,000	90,065
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Washington Township Health Care District Revenue, Series A, Refunding, 5.00%, 7/1/28	$ 350,000	$ 363,004
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	839,504
West Sonoma County Union High School District GO, Series D, Callable 08/01/33 at 100, 5.00%, 8/1/45	700,000	758,299
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	355,470
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 77, 0.00%, 8/1/34(c)	900,000	690,066
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(c)	570,000	486,234
Whittier Union High School District GO, Series C, Callable 08/01/33 at 100, 5.00%, 8/1/43	635,000	697,835
William S Hart Union High School District GO, Series C, OID, Callable 07/31/26 at 100, 3.50%, 8/1/38	480,000	476,130
Windsor Joint Powers Financing Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/56, (AG Insured)	1,750,000	1,785,115

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	$ 20,000	$ 20,080
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,097
		418,833,312
Colorado — 0.6%
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	2,900,000	2,949,867
Connecticut — 0.1%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	681,147
Illinois — 0.2%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	405,040
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 07/31/26 at 100, 4.00%, 2/1/32	380,000	380,267
		785,307
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 07/21/26 at 100, 5.00%, 2/15/32	150,000	150,383
Maryland — 0.6%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	3,070,000	3,073,281
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Minnesota — 0.3%
Minneapolis Revenue, Series A, Refunding, Callable 07/21/26 at 100, 5.00%, 11/15/26	$ 100,000	$ 100,104
Minnesota Municipal Gas Agency Revenue, Series A, Callable 06/01/35 at 100, 5.00%, 9/1/35	1,575,000	1,644,943
		1,745,047
Missouri — 0.7%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 07/31/26 at 100, 5.00%, 12/1/40	2,500,000	2,503,137
Monarch-Chesterfield Levee District, Refunding, Callable 07/31/26 at 100, 5.00%, 3/1/40	1,385,000	1,385,669
		3,888,806
New Hampshire — 0.2%
Dover GO, Series A, Callable 07/31/26 at 100, 3.00%, 6/15/31	1,000,000	999,972
New York — 0.6%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	348,768
New York City Housing Development Corp. Revenue, Series 2A, Callable 07/21/26 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	350,000	350,050
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1, Callable 08/01/32 at 100, 5.00%, 8/1/45	1,370,000	1,447,497
New York GO, Series A-1, Callable 08/01/31 at 100, 5.00%, 8/1/47	980,000	1,011,385
		3,157,700

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — 0.9%
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	$3,575,000	$ 3,584,235
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	430,000	430,000
University of Akron/The Revenue, Series A, Unrefunded portion, Callable 07/31/26 at 100, 5.00%, 1/1/38	670,000	670,615
		4,684,850
Oregon — 0.5%
Columbia County School District No 502 GO, OID, Callable 06/15/30 at 100, 5.00%, 6/15/45, (SCH BD GTY Insured)	1,000,000	1,044,067
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(c)	3,000,000	1,480,105
		2,524,172
Pennsylvania — 1.4%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	2,125,000	2,214,018
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,600,000	1,628,547
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	630,000	640,655
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Turnpike Commission Revenue, Series A, Callable 12/01/29 at 100, 5.00%, 12/1/44	$1,595,000	$ 1,654,409
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,150,962
		7,288,591
South Carolina — 1.0%
Orangeburg County Facilities Corp. Revenue, Refunding, Callable 12/01/27 at 100, 5.00%, 12/1/30	1,560,000	1,590,214
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,266,959
University of South Carolina Revenue, Series A, Callable 05/01/31 at 100, 5.00%, 5/1/46	2,380,000	2,511,493
		5,368,666
Texas — 1.3%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,503,841
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,877,638
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	513,603
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,914,325
		6,809,407

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — 0.4%
King County Sewer Revenue, Series A, Refunding, Callable 07/21/26 at 100, 4.00%, 7/1/40	$2,000,000	$ 1,969,695
TOTAL MUNICIPAL BONDS (Cost $464,635,776)		464,910,203
	Par Value/ Shares
PREFERREDS — 6.6%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27(e)	875,000	875,396
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,038,608
Financials — 6.2%
Bank of America Corp., 6.625%, 5/1/30	2,950,000	3,043,848
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(e)	13,250	334,033
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,120
Citigroup, Inc., 7.625%, 11/15/28(e)	1,550,000	1,611,606
Citigroup, Inc., 6.75%, 2/15/30	2,800,000	2,841,454
Citigroup, Inc., 6.875%, 8/15/30(e)	1,525,000	1,561,879
Citigroup, Inc., 6.625%, 2/15/31	3,000,000	3,057,765
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,302,829
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,639,000
M&T Bank Corp., 6.35%, 12/15/30(e)	134,900	3,303,701
Morgan Stanley, 6.875%, 10/15/26(e)	41,519	1,042,127
State Street Corp., 5.35%, 9/15/26(e)	20,000	429,800
State Street Corp., 6.45%, 9/15/30	2,200,000	2,250,884
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Sumisho Air Lease Corp., 8.256%, 9/15/26(e)	$1,000,000	$ 1,008,327
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,443,502
		32,414,875
TOTAL PREFERREDS (Cost $33,992,898)		34,328,879
	Par Value
ASSET-BACKED SECURITIES — 0.7%
California Housing Finance Agency Revenue, Ser 2021-2, Class A, 3.75%, 3/25/35	2,585,663	2,620,571
California Municipal Finance Authority, Ser 2026-1, Class A-2, A2, 4.05%, 7/20/41	748,085	700,880
California Municipal Finance Authority Revenue, Ser 2026-1, Class B, 4.34%, 12/20/43(a)	500,000	512,385
TOTAL ASSET-BACKED SECURITIES (Cost $3,932,359)		3,833,836
U.S. TREASURY OBLIGATIONS — 0.7%
United States Treasury Notes, 0.50%, 10/31/27	3,500,000	3,336,553
U.S. TREASURY OBLIGATIONS (Cost $3,347,093)		3,336,553
CORPORATE BONDS — 0.4%
Financials — 0.1%
Charles Schwab Corp. (The), 6.10%, 6/1/31	500,000	502,219
Health Care — 0.1%
Viatris, Inc., 3.85%, 6/22/40	500,000	394,254
Materials — 0.1%
Dow Chemical Co. (The), 9.40%, 5/15/39	500,000	650,406
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	474,663
TOTAL CORPORATE BONDS (Cost $1,972,355)		2,021,542

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 1.8%
State Street SPDR Portfolio High Yield Bond ETF	200,000	$ 4,688,000
Pimco Senior Loan Active ETF	98,776	4,870,644
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,530,161)		9,558,644
SHORT-TERM INVESTMENT — 0.8%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(f)	4,395,325	4,395,325

TOTAL SHORT-TERM INVESTMENT (Cost $4,395,325)		4,395,325

TOTAL INVESTMENTS - 100.0% (Cost $521,805,967)		522,384,982
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(16,489)
NET ASSETS - 100.0%		$522,368,493

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2026, these securities amounted to $150,794 or 0.03% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Zero coupon bond.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Non-voting shares.
(f)	Rate disclosed is the 7-day yield at June 30, 2026.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
CD	Certificate of Deposit
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 83.6%
Alabama — 4.3%
Birmingham-Jefferson Civic Center Authority, Series B, Callable 07/01/28 at 100, 5.00%, 7/1/43	$1,250,000	$ 1,275,849
Black Belt Energy Gas District Revenue, Series A, Callable 09/01/34 at 100, 5.00%, 12/1/34	750,000	794,367
Black Belt Energy Gas District Revenue, Series B, Callable 09/01/34 at 100, 5.00%, 12/1/34	1,575,000	1,692,748
Black Belt Energy Gas District Revenue, Series C, Callable 05/01/34 at 100, 5.50%, 11/1/56(a)(b)	1,000,000	1,076,777
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	1,000,000	1,005,629
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(b)	2,150,000	2,293,623
Black Belt Energy Gas District Revenue, Series G, Callable 07/01/35 at 100, 5.00%, 10/1/35	725,000	764,863
Black Belt Energy Gas District Revenue, Series I, Callable 07/01/33 at 100, 5.00%, 10/1/33	1,375,000	1,467,004
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 03/01/35 at 100, 5.00%, 1/1/56(b)	2,450,000	2,502,057
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 04/01/29 at 100, 5.25%, 1/1/54(b)	55,000	57,736
Southeast Energy Authority A Cooperative District Revenue, Series A, Callable 11/01/34 at 100, 5.00%, 11/1/35	3,375,000	3,524,328
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Alabama — (Continued)
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 6/1/31	$ 525,000	$ 530,465
Southeast Energy Authority A Cooperative District Revenue, Series E, Callable 07/01/30 at 100, 5.00%, 10/1/30	1,425,000	1,522,744
Southeast Energy Authority A Cooperative District Revenue, Series H, 5.00%, 11/1/32	1,070,000	1,133,147
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	506,377
		20,147,714
Arizona — 0.4%
Arizona Industrial Development Authority Revenue, Series A, 5.00%, 7/1/31, (BAM Insured)	245,000	266,397
Arizona Industrial Development Authority Revenue, Series A, 5.00%, 7/1/32, (BAM Insured)	500,000	549,199
Arizona Industrial Development Authority Revenue, Series A, 5.00%, 7/1/33, (BAM Insured)	555,000	616,450
Arizona Industrial Development Authority Revenue, Series A, Callable 07/01/36 at 100, 5.25%, 7/1/56, (BAM Insured)	250,000	262,399
		1,694,445
Arkansas — 0.2%
Marion Sales & Use Tax Revenue, Series B, OID, Callable 11/01/32 at 100, 5.00%, 11/1/50, (AG Insured)	1,000,000	1,023,241
California — 3.5%
California Community Choice Financing Authority Revenue, Series A, Callable 02/01/35 at 100, 5.00%, 1/1/56(b)	2,000,000	2,064,019

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	$2,000,000	$ 2,031,437
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,039,750
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Unrefunded portion, Callable 07/21/26 at 100, 4.00%, 10/1/40	255,000	254,091
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,003,715
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	1,490,000	1,498,656
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	1,870,000	1,905,175
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	1,400,000	1,689,462
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AG Insured)	950,000	806,876
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,140,064
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	$2,000,000	$ 2,052,406
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	1,000,000	861,401
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	40,000	42,239
		16,389,291
Colorado — 3.5%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AG Insured)	700,000	703,400
City & County of Denver Airport System Revenue, Series B, Refunding, Callable 11/15/32 at 100, 5.00%, 11/15/47	750,000	787,857
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,330,000	1,351,207
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/44	1,390,000	1,473,816
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 07/31/26 at 100, 5.00%, 11/15/41	1,255,000	1,256,455
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	880,000	904,510

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/33, (BAM Insured)	$ 150,000	$ 164,474
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/34, (BAM Insured)	170,000	186,028
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/35, (BAM Insured)	100,000	109,150
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/37, (BAM Insured)	225,000	244,019
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.00%, 12/1/40, (BAM Insured)	350,000	376,179
Colorado International Center Metropolitan District No 3 GO, Refunding, Callable 12/01/30 at 103, 5.25%, 12/1/46, (BAM Insured)	600,000	635,788
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	513,684
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,500,000	3,560,184
Denver City & County School District No 1 GO, Series A, Callable 06/01/32 at 100, 5.00%, 12/1/45, (ST AID WITHHLDG Insured)	735,000	783,592
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
El Paso County School District No 3 Widefield GO, Series B, Callable 12/01/34 at 100, 5.25%, 12/1/44, (ST AID WITHHLDG Insured)	$ 325,000	$ 361,141
Fort Collins Electric Utility Enterprise Revenue, Series A, Callable 06/01/28 at 100, 5.00%, 12/1/35	950,000	985,784
Fort Morgan Wastewater Revenue, 5.00%, 12/1/35, (BAM Insured)	200,000	226,196
Fossil Ridge Metropolitan District No 3 GO, Callable 12/01/30 at 103, 5.00%, 12/1/45, (BAM Insured)	300,000	319,243
North Holly Metropolitan District GO, Refunding, Callable 12/01/30 at 100, 5.00%, 12/1/45, (BAM Insured)	275,000	282,528
Riverdale Ranch Metropolitan District GO, Refunding, Callable 03/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	269,072
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	322,262
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AG Insured)	520,000	563,829
Waterstone Metropolitan District No 1 GO, Series A, Senior Series, Refunding, Callable 06/01/30 at 103, 5.25%, 12/1/45, (AG Insured)	250,000	266,772
		16,647,170
Connecticut — 0.0%
Connecticut Housing Finance Authority Revenue, Series D-1, 3.00%, 5/15/30	45,000	45,112

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut Housing Finance Authority Revenue, Series D-1, 3.10%, 11/15/30	$ 95,000	$ 94,572
Connecticut Housing Finance Authority Revenue, Series D-1, 3.15%, 5/15/31	95,000	94,858
		234,542
Delaware — 0.1%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	100,165
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	306,440
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	80,526
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	181,212
		668,343
District of Columbia — 1.4%
District of Columbia GO, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/43	595,000	612,002
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	900,000	912,986
District of Columbia Housing Finance Agency Revenue, Callable 06/01/28 at 100, 3.10%, 6/1/44(b)	1,000,000	1,005,432
	Par Value	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — (Continued)
District of Columbia Revenue, Refunding, Callable 07/21/26 at 100, 5.00%, 7/15/40	$1,000,000	$ 1,001,143
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	685,000	713,948
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	500,000	518,087
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,050,000	2,081,475
		6,845,073
Florida — 3.7%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	586,637
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,023,565
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	445,000	445,576
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	200,222
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	235,315

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	$ 405,000	$ 406,656
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 07/21/26 at 100, 2.75%, 10/1/28	250,000	246,846
Miami County-Dade Revenue, Series A, Callable 04/01/32 at 100, 5.00%, 4/1/42	590,000	626,033
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,008,696
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	915,000	920,305
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(c)	4,425,000	3,501,259
Miami-Dade County Water & Sewer System Revenue, Series B, Refunding, Callable 10/01/29 at 100, 5.00%, 10/1/44	955,000	990,902
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AG Insured)	570,000	615,941
Putnam County Development Authority Revenue, Series B, Refunding, Callable 05/01/28 at 100, 5.00%, 3/15/42	1,355,000	1,377,891
School District of Broward County, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/34	1,130,000	1,210,371
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	$3,000,000	$ 3,205,795
Wildwood Utility Dependent District Revenue, Callable 10/01/31 at 100, 5.00%, 10/1/41, (BAM Insured)	795,000	849,402
		17,451,412
Georgia — 1.3%
Main Street Energy, Inc. Revenue, Series A, Callable 08/15/33 at 100, 5.00%, 10/1/33	1,450,000	1,545,075
Main Street Natural Gas, Inc. Revenue, Series B, Callable 09/01/35 at 100, 5.00%, 12/1/55(b)	4,275,000	4,548,436
		6,093,511
Hawaii — 0.4%
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/40	2,000,000	1,985,367
Illinois — 5.4%
Chicago GO, Series A, 6.226%, 1/1/32	575,000	587,775
Chicago GO, Series B, 6.226%, 1/1/32	1,500,000	1,519,244
Chicago O'Hare International Airport Revenue, Series A, Senior Series, Callable 07/01/35 at 100, 5.25%, 1/1/56	1,950,000	2,062,444
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	985,000	1,003,806
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,310,747

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.25%, 1/1/42	$ 60,000	$ 60,506
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	100,435
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	2,500,000	2,506,385
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/46	4,075,000	4,087,669
Chicago Waterworks Revenue, Series A, Callable 11/01/35 at 100, 5.25%, 11/1/61, (BAM Insured)	1,400,000	1,471,052
Illinois Finance Authority Revenue, Callable 10/01/33 at 100, 5.00%, 10/1/43	1,130,000	1,219,396
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	1,135,000	1,149,300
Illinois Finance Authority Revenue, Series A, Refunding, Callable 08/15/31 at 100, 5.00%, 8/15/35	1,190,000	1,279,202
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	400,000	408,755
Illinois State GO, OID, Callable 05/01/30 at 100, 5.50%, 5/1/39	480,000	509,978
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois State Toll Highway Authority Revenue, Series A, Callable 01/01/28 at 100, 5.00%, 1/1/42	$1,080,000	$ 1,102,882
Illinois State Toll Highway Authority Revenue, Series B, Callable 07/31/26 at 100, 5.00%, 1/1/40	1,500,000	1,501,768
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/31/26 at 100, 5.00%, 1/1/41	600,000	600,603
Sales Tax Securitization Corp. Revenue, Series C, Refunding, Callable 01/01/29 at 100, 5.25%, 1/1/43	285,000	293,773
State of Illinois GO, Callable 07/31/26 at 100, 4.00%, 6/1/32	830,000	830,286
State of Illinois GO, OID, Callable 07/31/26 at 100, 3.75%, 1/1/34, (AG Insured)	1,075,000	1,075,140
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	890,271
		25,571,417
Indiana — 2.2%
Indiana Bond Bank Revenue, Series A-1, Refunding, Callable 08/15/33 at 100, 5.00%, 8/15/44	1,675,000	1,793,276
Indiana Finance Authority Revenue, Series A, Refunding, Callable 07/31/26 at 100, 5.00%, 2/1/31	305,000	305,465
Indiana Finance Authority Revenue, Series B, Callable 10/01/30 at 100, 5.25%, 10/1/47	575,000	599,760
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	500,000

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	$1,000,000	$ 1,033,212
Johnson County Redevelopment Authority Revenue, Callable 07/15/33 at 100, 5.00%, 7/15/44	950,000	1,007,405
Northern Indiana Commuter Transportation District Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/41	3,360,000	3,360,000
South Bend Redevelopment Authority Revenue, Callable 02/01/33 at 100, 5.00%, 8/1/37	1,035,000	1,119,908
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	638,527
		10,357,553
Iowa — 1.0%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	230,924
Iowa Finance Authority Revenue, Series C, Refunding, Callable 07/21/26 at 100, 5.00%, 2/15/32	500,000	501,278
Iowa State Board of Regents Revenue, Refunding, Callable 09/01/29 at 100, 2.00%, 9/1/31	1,000,000	925,980
PEFA, Inc. Revenue, Callable 09/01/26 at 100, 5.00%, 9/1/49(b)	1,295,000	1,299,597
Union Community School District Revenue, Refunding, Callable 06/01/34 at 100, 5.00%, 6/1/35, (AG Insured)	380,000	419,861
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Iowa — (Continued)
Union Community School District Revenue, Refunding, Callable 06/01/34 at 100, 5.00%, 6/1/36, (AG Insured)	$ 300,000	$ 329,364
Union Community School District Revenue, Refunding, Callable 06/01/34 at 100, 5.00%, 6/1/37, (AG Insured)	420,000	458,511
Union Community School District Revenue, Refunding, Callable 06/01/34 at 100, 5.00%, 6/1/38, (AG Insured)	440,000	478,282
Union Community School District Revenue, Refunding, Callable 06/01/34 at 100, 5.00%, 6/1/40, (AG Insured)	250,000	269,838
		4,913,635
Kansas — 0.3%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AG Insured)	380,000	395,489
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AG Insured)	800,000	831,059
		1,226,548
Kentucky — 0.5%
Kentucky Public Energy Authority Revenue, Series B, Callable 09/01/33 at 100, 5.00%, 12/1/33	2,200,000	2,265,561
Louisiana — 0.3%
New Orleans GO, Series A, Callable 12/01/33 at 100, 5.00%, 12/1/43	560,000	578,363
New Orleans GO, Series A, Callable 12/01/33 at 100, 5.00%, 12/1/48	820,000	834,829
		1,413,192

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Maryland — 1.0%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	$4,000,000	$ 4,004,275
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	875,000	875,935
		4,880,210
Massachusetts — 1.7%
Commonwealth of Massachusetts GO, Callable 07/01/30 at 100, 5.00%, 7/1/48	800,000	826,981
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	1,375,000	1,413,594
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, Senior Series, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/48	815,000	866,448
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/39	3,500,000	3,562,334
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,470,000	1,482,429
		8,151,786
Michigan — 2.1%
Detroit GO, Series A, Callable 04/01/31 at 100, 5.00%, 4/1/50	1,035,000	1,050,997
Grand Rapids Public Schools GO, Callable 05/01/29 at 100, 5.00%, 11/1/41, (AG Insured)	1,000,000	1,033,490
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/41	625,000	635,651
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	$ 710,000	$ 718,689
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	517,200
Livonia Public Schools GO, Refunding, 5.00%, 5/1/27, (AG Insured)	300,000	306,075
Livonia Public Schools GO, Refunding, 5.00%, 5/1/28, (AG Insured)	300,000	312,261
Livonia Public Schools GO, Refunding, 5.00%, 5/1/29, (AG Insured)	200,000	212,086
Livonia Public Schools GO, Refunding, Callable 05/01/36 at 100, 5.00%, 5/1/45, (AG Insured)	900,000	987,626
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,010,556
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	104,261
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,002,928
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/32 at 100, 5.00%, 10/15/47	500,000	525,923
Warren Consolidated Schools GO, Callable 05/01/32 at 100, 5.00%, 5/1/42, (Q-SBLF Insured)	360,000	386,239
		9,803,982

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Minnesota — 2.3%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	$ 150,000	$ 141,999
Minneapolis Revenue, Series A, Refunding, Callable 07/21/26 at 100, 5.00%, 11/15/26	100,000	100,104
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,555,064
Minnesota Municipal Gas Agency Revenue, Series A, 5.00%, 9/1/34	2,085,000	2,170,177
Minnesota Municipal Gas Agency Revenue, Series A, Callable 06/01/35 at 100, 5.00%, 9/1/35	6,675,000	6,971,425
		10,938,769
Mississippi — 0.7%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	1,005,550
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	838,706
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	357,580
State of Mississippi Gaming Tax Revenue, Series E, Callable 07/31/26 at 100, 5.00%, 10/15/34	915,000	916,351
		3,118,187
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — 1.2%
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	$ 40,000	$ 40,273
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 07/31/26 at 100, 5.00%, 12/1/40	2,500,000	2,503,136
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	925,832
Monarch-Chesterfield Levee District, Refunding, Callable 07/31/26 at 100, 5.00%, 3/1/40	1,100,000	1,100,531
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	459,513
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AG Insured)	555,000	540,643
		5,569,928
Montana — 0.6%
Montana Facility Finance Authority Revenue, Series B, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	2,735,000	2,758,394
Nebraska — 1.9%
Central Plains Energy Project Revenue, Series 1, Callable 07/01/29 at 100, 5.00%, 5/1/53(b)	2,100,000	2,199,837
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(b)	1,000,000	1,049,031

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nebraska — (Continued)
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/38	$ 420,000	$ 445,383
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/39	635,000	669,094
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/40	880,000	928,751
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/41	445,000	468,744
Fillmore County School District No 25 GO, Callable 03/04/31 at 100, 5.00%, 12/15/42	660,000	695,259
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	726,051
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	1,615,000	1,653,751
		8,835,901
Nevada — 1.5%
Clark County Department of Aviation Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/40	550,000	559,049
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/28 at 100, 5.00%, 7/1/43	240,000	246,684
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,646,088
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nevada — (Continued)
Nevada Housing Division Revenue, Callable 12/01/28 at 100, 2.95%, 6/1/45(b)	$ 850,000	$ 850,770
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	602,499
		6,905,090
New Hampshire — 0.2%
Dover GO, Series A, Callable 07/31/26 at 100, 3.00%, 6/15/31	1,000,000	999,972
New Jersey — 0.4%
Borough of South Plainfield, Series B, Refunding, , 4.00%, 8/7/26	1,621,500	1,623,269
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AG Insured)	410,000	427,394
		2,050,663
New York — 9.7%
Berlin Central School District, Refunding, 4.00%, 8/21/26, (ST AID WITHHLDG Insured)	10,000	10,012
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/43	1,250,000	1,324,300
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/44	530,000	559,458
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	4,840,000	4,888,719

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	$1,000,000	$ 1,001,330
Metropolitan Transportation Authority Revenue, Series 1, OID, Refunding, Callable 05/15/30 at 100, 5.00%, 11/15/50	1,500,000	1,524,039
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/32	165,000	166,216
Montgomery County, Refunding, 3.75%, 7/31/26	2,190,000	2,191,568
New York City Housing Development Corp. Revenue, Series 2A, Callable 07/21/26 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	150,000	150,021
New York City Municipal Water Finance Authority Revenue, Series AA-1, Callable 06/15/31 at 100, 5.00%, 6/15/48	555,000	574,059
New York City Municipal Water Finance Authority Revenue, Series AA-3, Refunding, Callable 12/15/32 at 100, 5.00%, 6/15/47	1,050,000	1,108,825
New York City Municipal Water Finance Authority Revenue, Series EE, Refunding, Callable 06/15/27 at 100, 5.00%, 6/15/38	385,000	392,291
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A-1, Callable 08/01/32 at 100, 5.00%, 8/1/45	1,000,000	1,056,567
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, Callable 11/01/33 at 100, 5.25%, 5/1/48	$4,085,000	$ 4,359,679
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	100,673
New York GO, Series A-1, Callable 08/01/31 at 100, 5.00%, 8/1/47	2,840,000	2,930,952
New York GO, Series A-1, Callable 09/01/32 at 100, 5.00%, 9/1/38	430,000	467,506
New York GO, Series B, Callable 10/01/32 at 100, 5.25%, 10/1/39	700,000	770,121
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/47	2,910,000	3,074,396
New York GO, Series E-1, Callable 04/01/33 at 100, 5.25%, 4/1/47	1,520,000	1,618,259
New York State Dormitory Authority Revenue, OID, Callable 07/01/35 at 100, 5.00%, 7/1/45	3,000,000	3,084,434
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AG Insured)	2,000,000	2,146,710
New York State Dormitory Authority Revenue, Series A, Callable 10/01/34 at 100, 5.00%, 10/1/51, (ST AID WITHHLDG Insured)	1,000,000	1,045,981
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	2,140,000	2,253,498
New York State Dormitory Authority Revenue, Series C, Refunding, Callable 03/15/28 at 100, 5.00%, 3/15/41	1,600,000	1,646,089

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York State Housing Finance Agency Revenue, Series D-1, Callable 11/01/30 at 100, 4.70%, 11/1/45, (SONYMA Insured)	$2,000,000	$ 2,021,998
Port Authority of New York & New Jersey Revenue, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/48	1,000,000	1,028,778
Town of Ossining, Refunding, 3.75%, 7/30/26	1,749,344	1,750,175
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	1,625,000	1,648,619
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/47	600,000	606,505
		45,501,778
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	737,789
Ohio — 2.7%
Cleveland-Cuyahoga County Port Authority Revenue, Callable 11/15/32 at 100, 5.00%, 11/15/54	820,000	833,104
EHOVE Joint Vocational School District GO, Callable 12/01/30 at 100, 5.00%, 12/1/43	735,000	773,841
EHOVE Joint Vocational School District GO, Callable 12/01/30 at 100, 5.00%, 12/1/45	500,000	520,213
Greene County GO, Refunding, Callable 07/31/26 at 100, 1.25%, 12/1/31	1,245,000	1,075,336
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Oak Hills Local School District GO, Refunding, Callable 11/01/33 at 100, 5.125%, 11/1/49, (SD CRED PROG Insured)	$ 645,000	$ 679,739
Ohio Higher Educational Facility Commission Revenue, Refunding, 5.00%, 5/1/34	735,000	789,943
Ohio Higher Educational Facility Commission Revenue, Refunding, Callable 05/01/30 at 100, 5.00%, 5/1/31	515,000	538,943
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,762,271
University of Akron/The Revenue, Series A, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/38	355,000	355,000
University of Akron/The Revenue, Series A, Unrefunded portion, Callable 07/31/26 at 100, 5.00%, 1/1/38	545,000	545,500
Whitehall City School District GO, Refunding, Callable 07/31/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	665,195
Whitehall City School District GO, Series A, Refunding, Callable 07/31/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	705,206
Whitehall City School District GO, Series B, Refunding, Callable 07/31/26 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	590,173
		12,834,464
Oklahoma — 0.1%
Oklahoma County Finance Authority Revenue, Callable 09/01/32 at 100, 5.00%, 9/1/41	295,000	314,082

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — 1.1%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	$ 500,000	$ 540,838
Columbia County School District No 502 GO, OID, Callable 06/15/30 at 100, 5.00%, 6/15/45, (SCH BD GTY Insured)	1,000,000	1,044,067
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(c)	2,485,000	1,226,020
Warm Springs Reservation Confederated Tribe Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 11/1/39(a)	800,000	830,700
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,452,985
		5,094,610
Pennsylvania — 6.3%
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/39, (BAM Insured)	225,000	243,372
Abington School District GO, Callable 10/01/32 at 100, 5.00%, 4/1/40, (BAM Insured)	135,000	145,589
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	840,000	861,578
Allentown GO, Series A, OID, Callable 07/31/26 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,001
Altoona Area School District GO, Refunding, Callable 12/01/32 at 100, 5.00%, 12/1/39, (BAM Insured)	1,365,000	1,474,028
Carlynton School District GO, Callable 11/15/33 at 100, 5.00%, 11/15/39, (BAM Insured)	100,000	108,238
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Chichester School District GO, Series A, Callable 03/15/30 at 100, 5.00%, 9/15/35, (BAM Insured)	$2,435,000	$ 2,585,263
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	1,535,000	1,564,955
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	850,000	841,481
Eastern Lebanon County School District GO, Refunding, Callable 11/15/30 at 100, 5.00%, 5/15/45, (BAM Insured)	475,000	499,335
Erie Sewer Authority Revenue, Callable 12/01/33 at 100, 5.00%, 12/1/43, (BAM Insured)	1,400,000	1,489,819
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/42, (ST AID WITHHLDG Insured)	235,000	252,418
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/43, (ST AID WITHHLDG Insured)	250,000	267,805
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/44, (ST AID WITHHLDG Insured)	250,000	266,408
Hollidaysburg Area School District GO, Callable 09/15/33 at 100, 5.00%, 3/15/45, (ST AID WITHHLDG Insured)	200,000	211,669
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AG ST AID WITHHLDG Insured)	230,000	253,494

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AG ST AID WITHHLDG Insured)	$ 255,000	$ 279,981
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AG ST AID WITHHLDG Insured)	100,000	109,321
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	750,000	776,591
Lancaster County Hospital Authority Revenue, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,050,000	2,053,568
Moon Area School District GO, Series B, Callable 11/15/33 at 100, 5.00%, 5/15/45, (ST AID WITHHLDG Insured)	250,000	262,904
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,275,000	1,297,749
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AG Insured)	1,000,000	1,089,560
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	532,723
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AG Insured)	500,000	508,456
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Callable 12/01/28 at 100, 5.25%, 12/1/44	500,000	520,212
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	$ 100,000	$ 101,586
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AG Insured)	1,665,000	1,757,734
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,000,000	2,037,101
Radnor Township School District GO, Callable 02/15/31 at 100, 5.00%, 8/15/48, (ST AID WITHHLDG Insured)	375,000	386,644
Radnor Township School District GO, Callable 02/15/31 at 100, 5.00%, 8/15/50, (ST AID WITHHLDG Insured)	570,000	586,150
Scranton School District GO, Series A, Refunding, Callable 12/01/33 at 100, 5.00%, 6/1/37, (ST AID WITHHLDG Insured)	500,000	542,985
Susquehanna Township School District GO, Callable 11/15/32 at 100, 5.00%, 5/15/39, (ST AID WITHHLDG Insured)	850,000	919,253
Susquehanna Township School District GO, Callable 11/15/32 at 100, 5.00%, 5/15/40, (ST AID WITHHLDG Insured)	700,000	753,464
Township of Lower Paxton GO, Callable 10/01/30 at 100, 5.00%, 4/1/51	1,000,000	1,020,572
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,025,079

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/45, (AG Insured)	$1,135,000	$ 1,211,186
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/49, (AG Insured)	350,000	365,217
Wilson School District GO, Series D, Refunding, Callable 05/15/33 at 100, 5.00%, 5/15/44, (ST AID WITHHLDG Insured)	500,000	537,148
		29,745,637
South Carolina — 0.9%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,266,959
South Carolina Public Service Authority Revenue, Series A, Unrefunded portion, Callable 07/21/26 at 100, 5.00%, 12/1/34	675,000	675,725
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 07/31/26 at 100, 2.00%, 10/1/26	355,000	353,790
University of South Carolina Revenue, Series A, Callable 05/01/31 at 100, 5.00%, 5/1/46	2,000,000	2,110,498
		4,406,972
Tennessee — 3.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	490,000
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/40	$ 910,000	$ 910,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,263,625
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,114,625
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	3,215,000	3,246,803
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	4,145,000	4,317,661
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,021,737
Shelby County Health Educational & Housing Facilities Board Revenue, Series B, Refunding, 5.00%, 9/1/44(b)	500,000	532,667
		14,897,118
Texas — 12.0%
Audubon Municipal Utility District No 1 GO, Callable 09/01/30 at 100, 5.00%, 9/1/42, (BAM Insured)	505,000	522,701

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	$1,095,000	$ 1,100,562
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,025,064
Chambers County Improvement District No 2 GO, OID, Callable 12/01/26 at 100, 2.125%, 12/1/31	500,000	449,680
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,287,270
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	1,005,918
Clifton Higher Education Finance Corp. Revenue, Series T, Callable 08/15/32 at 100, 4.00%, 8/15/33, (PSF-GTD Insured)	1,405,000	1,460,262
Dallas Fort Worth International Airport Revenue, Refunding, Callable 11/01/34 at 100, 5.00%, 11/1/43	3,110,000	3,389,363
Del Rio GO, Callable 07/31/26 at 100, 5.00%, 6/1/36, (AG Insured)	600,000	600,786
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	100,693
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,005,121
Floresville Electric Light & Power System Revenue, Callable 08/15/28 at 100, 5.00%, 8/15/43	1,840,000	1,874,246
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 07/31/26 at 100, 3.50%, 9/1/34, (AG Insured)	$ 530,000	$ 522,384
Fountainhead Municipal Utility District GO, Callable 07/31/26 at 100, 2.00%, 8/1/26, (NATL Insured)	175,000	174,716
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AG Insured)	100,000	90,255
Harris County Revenue, Series A, Senior Series, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/47	3,000,000	3,002,489
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,500,000	2,555,629
Heath GO, 5.00%, 2/15/34	1,285,000	1,446,011
Houston Hotel Occupancy Tax & Special Revenue, Series C, Refunding, Callable 09/01/36 at 100, 5.00%, 9/1/43, (AG Insured)	2,815,000	3,095,749
Kaufman County Municipal Utility District No 14 GO, Callable 07/31/26 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	39,560
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	104,923
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/40, (BAM Insured)(d)	815,000	891,089
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/41, (BAM Insured)(d)	710,000	773,053

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (BAM Insured)(d)	$1,020,000	$ 1,105,842
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (BAM Insured)(d)	1,145,000	1,236,083
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (BAM Insured)(d)	1,145,000	1,229,803
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/45, (BAM Insured)(d)	400,000	426,953
Marshall GO, Callable 08/15/34 at 100, 5.00%, 8/15/46, (BAM Insured)(d)	250,000	265,184
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	255,067
Medina Valley Independent School District GO, Callable 02/15/33 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	780,000	836,270
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/43	500,000	510,002
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	5,000,000	5,039,186
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 07/31/26 at 100, 3.00%, 2/15/27	25,000	25,002
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	$2,000,000	$ 2,000,988
San Jacinto Community College District GO, Series A, Callable 02/15/29 at 100, 5.00%, 2/15/49	3,000,000	3,068,055
Shallowater GO, Callable 08/15/35 at 100, 4.00%, 8/15/37, (BAM Insured)	155,000	158,903
Shallowater GO, Callable 08/15/35 at 100, 4.00%, 8/15/39, (BAM Insured)	175,000	177,640
Shallowater GO, Callable 08/15/35 at 100, 4.00%, 8/15/41, (BAM Insured)	295,000	298,905
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AG Insured)	205,000	208,553
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	513,603
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/29	4,750,000	4,970,142
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/32	550,000	585,348
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,914,325
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, Callable 07/01/33 at 100, 5.00%, 1/1/55(b)	1,980,000	2,113,167
		56,456,545

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Utah — 1.3%
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	$1,000,000	$ 1,017,780
Salt Lake City Public Utilities Revenue, Callable 02/01/32 at 100, 5.00%, 2/1/52	1,050,000	1,088,386
Utah Transit Authority Revenue, Refunding, Callable 07/31/26 at 100, 4.00%, 12/15/31	4,050,000	4,053,098
		6,159,264
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	478,333
Washington — 1.8%
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	700,000	718,035
King County Sewer Revenue, Series A, Refunding, Callable 07/21/26 at 100, 4.00%, 7/1/40	3,000,000	2,954,543
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,405,000	1,511,118
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	1,100,000	1,104,768
Tacoma Electric System Revenue, Series A, Refunding, Callable 07/21/26 at 100, 4.00%, 1/1/42	1,000,000	988,358
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Washington State GO, Series C, Callable 02/01/32 at 100, 5.00%, 2/1/44	$ 505,000	$ 538,767
Washington State GO, Series C, Callable 02/01/32 at 100, 5.00%, 2/1/45	620,000	657,695
		8,473,284
West Virginia — 0.3%
Ohio County Special District Excise Tax Revenue, Series A, Refunding, Callable 06/01/35 at 100, 5.50%, 6/1/54, (AG Insured)	1,195,000	1,279,083
Wisconsin — 0.9%
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AG Insured)	505,000	397,078
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 07/24/26 at 100, 4.00%, 6/1/29	330,000	330,248
Public Finance Authority Revenue, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/38	35,000	36,528
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	660,524
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,015,000	2,019,836

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	$ 650,000	$ 657,604
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	135,000	135,118
		4,236,936
Wyoming — 0.9%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,301,685
Wyoming Community Development Authority Revenue, Series 3, Callable 12/01/33 at 100, 6.25%, 12/1/55	2,500,000	2,765,809
		4,067,494
TOTAL MUNICIPAL BONDS (Cost $392,462,312)		393,624,286
	Par Value/ Shares
PREFERREDS — 8.2%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27(e)	1,175,000	1,175,532
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,038,608
Financials — 7.7%
Bank of America Corp., 6.625%, 5/1/30	2,600,000	2,682,714
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	699,614
Bank of New York Mellon Corp. (The), 6.15%, 3/20/30(e)	13,250	334,033
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,120
Bank of New York Mellon Corp. (The), 5.95%, 12/20/30(e)	1,000,000	1,003,880
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Citigroup, Inc., 7.625%, 11/15/28(e)	$1,750,000	$ 1,819,555
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,928,129
Citigroup, Inc., 6.875%, 8/15/30(e)	1,400,000	1,433,856
Citigroup, Inc., 6.625%, 2/15/31	3,000,000	3,057,765
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,327,846
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,639,000
M&T Bank Corp., 6.35%, 12/15/30(e)	122,000	2,987,780
Morgan Stanley, 6.875%, 10/15/26(e)	64,395	1,616,315
Northern Trust Corp., 4.60%, 10/1/26(e)	2,620,000	2,625,584
State Street Corp., 5.35%, 9/15/26(e)	25,000	537,250
State Street Corp., 6.45%, 9/15/30	2,100,000	2,148,571
Sumisho Air Lease Corp., 8.256%, 9/15/26(e)	1,350,000	1,361,241
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,443,502
		36,190,755
TOTAL PREFERREDS (Cost $37,680,374)		38,404,895
	Par Value
U.S. TREASURY OBLIGATIONS — 3.5%
United States Treasury Notes,
0.50%, 10/31/27	9,480,000	9,037,292
3.50%, 2/15/33	8,000,000	7,643,281
U.S. TREASURY OBLIGATIONS (Cost $16,699,525)		16,680,573
ASSET-BACKED SECURITIES — 1.1%
Fannie Mae Pool, 6.00%, 5/1/53	856,982	885,218
Freddie Mac Pool, 7.00%, 7/1/54	1,134,877	1,208,431
Ginnie Mae II Pool, 6.50%, 7/20/54	2,306,782	2,393,032
Ginnie Mae II Pool, 6.00%, 2/20/55	768,431	787,302
TOTAL ASSET-BACKED SECURITIES (Cost $5,191,545)		5,273,983

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 0.8%
Financials — 0.3%
Charles Schwab Corp. (The), 6.10%, 6/1/31	$ 750,000	$ 753,328
Western Alliance Bancorp, 5.917% (SOFR + 2.25%), 6/15/31	500,000	486,600
		1,239,928
Health Care — 0.1%
Viatris, Inc., 3.85%, 6/22/40	500,000	394,254
Materials — 0.3%
Dow Chemical Co. (The), 9.40%, 5/15/39	500,000	650,406
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	900,328
		1,550,734
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	474,663
TOTAL CORPORATE BONDS (Cost $3,583,649)		3,659,579
	Number of Shares
EXCHANGE-TRADED FUNDS — 2.0%
State Street SPDR Portfolio High Yield Bond ETF	215,000	5,039,600
Pimco Senior Loan Active ETF	89,086	4,392,831
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,385,508)		9,432,431
SHORT-TERM INVESTMENT — 1.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(f)	5,996,452	5,996,452

TOTAL SHORT-TERM INVESTMENT (Cost $5,996,452)		5,996,452

TOTAL INVESTMENTS - 100.5% (Cost $470,999,365)		473,072,199
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(2,177,657)
NET ASSETS - 100.0%		$470,894,542

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2026, these securities amounted to $1,907,477 or 0.41% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Zero coupon bond.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Non-voting shares.
(f)	Rate disclosed is the 7-day yield at June 30, 2026.
AG	Assured Guaranty
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency
SPDR	Standard & Poor's Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
June 30, 2026
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of June 30, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 06/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$249,690,938	$—	$249,690,938	$—
U.S. Treasury Obligations	208,445,607	—	208,445,607	—
Preferreds
Financials	42,115,674	7,869,470	34,246,204	—
Energy	2,077,216	—	2,077,216	—
Consumer Discretionary	2,050,929	—	2,050,929	—
Asset-Backed Securities	32,215,602	—	32,215,602	—
Municipal Bonds	11,267,866	—	11,267,866	—
Exchange-Traded Funds	28,562,709	28,562,709	—	—
Short-Term Investment	5,835,699	5,835,699	—	—
Total Assets	$582,262,240	$42,267,878	$539,994,362	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$464,910,203	$—	$464,910,203	$—
Preferreds
Financials	32,414,875	8,748,661	23,666,214	—
Consumer Discretionary	875,396	—	875,396	—
Energy	1,038,608	—	1,038,608	—
Asset-Backed Securities	3,833,836	—	3,833,836	—
U.S. Treasury Obligations	3,336,553	—	3,336,553	—
Corporate Bonds	2,021,542	—	2,021,542	—
Exchange-Traded Funds	9,558,644	9,558,644	—	—
Short-Term Investment	4,395,325	4,395,325	—	—
Total Assets	$522,384,982	$22,702,630	$499,682,352	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$393,624,286	$—	$393,624,286	$—
Preferreds
Financials	36,190,755	9,114,378	27,076,377	—

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
Funds	Total Value at 06/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Tax-Conscious National Bond Fund (continued)
Assets
Consumer Discretionary	$1,175,532	$—	$1,175,532	$—
Energy	1,038,608	—	1,038,608	—
U.S. Treasury Obligations	16,680,573	—	16,680,573	—
Asset-Backed Securities	5,273,983	—	5,273,983	—
Corporate Bonds	3,659,579	—	3,659,579	—
Exchange-Traded Funds	9,432,431	9,432,431	—	—
Short-Term Investment	5,996,452	5,996,452	—	—
Total Assets	$473,072,199	$24,543,261	$448,528,938	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2026, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.